PROPERTY, EQUIPMENT AND SOFTWARE, NET	6 Months Ended
Jun. 30, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET

7. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	June 31,	June 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Computers and equipment	4,989,121	194,615,513	30,142,105
Office furniture and fixtures	1,720,139	1,079,337	167,168
Motor vehicles	4,376,821	3,858,028	597,532
Software	10,511,865	10,511,865	1,628,080
Less: accumulated depreciation and amortization	(20,620,844)	(35,931,718)	(5,565,114)
Net book value	977,102	174,133,025	26,969,771

Depreciation and amortization charges for the six months ended June 30, 2020 and 2021 amounting to RMB0.3 million and RMB16.2 million (US$2.5 million), respectively. The Group has recorded a gain on disposal of property, equipment and software amounting to RMB0.01 million, as other income, net for the six months ended June 30,2020. The Group has recorded a loss on disposal of property, equipment and software amounting to RMB0.2 million, as other expense, net for the six months ended June 30, 2021.